S000096484 [Member] N-1A Cover	Nov. 13, 2025
Prospectus [Line Items]
Document Type	N-1A/A
Amendment Flag	false
Registrant Name	BARON ETF TRUST
Entity Central Index Key	0002081199
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 13, 2025
Prospectus Date	Nov. 19, 2025